PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment as of March 31, 2017 and December 31, 2016 is summarized as follows:

	March 31, 2017	December 31, 2016
Computer equipment	$86,324	$84,704
Furniture and fixtures	10,117	10,117
Subtotal	96,441	94,821
Less accumulated depreciation	(73,702)	(70,633)
Property and equipment, net	$22,739	$24,188

Property and equipment as of December 31, 2016 and 2015 is summarized as follows:

	2016	2015
Computer equipment	$84,704	$68,449
Furniture and fixtures	10,117	10,117
Subtotal	94,821	78,566
Less accumulated depreciation	(70,633)	(60,158)
Property and equipment, net	$24,188	$18,408